Other Receivables and Prepaid Expenses - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Other Receivables And Prepaid Expenses Abstract
Receivables of cryptoassets	$ 879	$ 3,039
Government authorities	2,329	3,037
Prepaid expenses	29,985	15,891
Income taxes receivable	201	1,011
Interest receivable	14,757	14,676
Other receivables	13,148	8,351
Other receivables and prepaid expenses	$ 61,299	$ 46,005